Mineral properties (Tables)	12 Months Ended
Dec. 31, 2021
Mineral Properties
Schedule of mining properties

	Mining assets	Surface rights acquired	Total
	$’000	$’000	$’000
Cost
Balance – January 1, 2020	$23,181	$6,459	$29,640
Additions	942	-	942
Balance - December 31, 2020	$24,123	$6,459	$30,582
Additions	2,951	-	2,951
Balance – December 31, 2021	$27,074	$6,459	$33,533

Depletion
Balance - January 1, 2020	$13,275	$908	$14,183
Change for the period	477	-	477
Balance - December 31, 2020	$13,752	$908	$14,660
Charge for the period	1,272	-	1,272
Impairment	1,489	-	1,489
Balance – December 31, 2021	$16,513	$908	$17,421

Net book value
December 31, 2020	$10,371	$5,551	$15,922
December 31, 2021	$10,561	$5,551	$16,112